Label	Element	Value
Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM VP Winslow Large Cap Growth Portfolio (formerly, NYLI VP Winslow Large Cap Growth Portfolio)
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC, the Portfolio's Subadvisor, invests substantially all of the Portfolio's investable assets in domestic securities. However, the Portfolio is permitted to invest up to 20% of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.

Investment Process: The Portfolio invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock mutual fund, which the Subadvisor defines as the median exchange-traded fund or mutual fund based on performance taking into account the entire U.S. equity exchange-traded fund and mutual fund universe) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value.

When purchasing stocks for the Portfolio, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; leads or gains in market share; identifiable and sustainable competitive advantages; managed by a team that can perpetuate the firm's competitive advantages; high, and preferably rising, returns on invested capital; deploys excess cash flow to enhance shareholder return; and demonstrates sound corporate governance. As part of its qualitative assessment of each potential investment, the

Subadvisor evaluates the company’s non-financial performance among certain environmental, social and governance (“ESG”) factors. The Subadvisor then determines which ESG factors may be material to a company’s future financial performance. This involves an evaluation of how the company integrates particular ESG risks and opportunities into its corporate strategy through, for example, improving governance practices, aligning management team incentives and increasing transparency into its ESG practices. The Subadvisor may give consideration to ESG factors including, but not limited to, impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

ESG factors are evaluated by the Subadvisor based on data provided by independent ESG research vendors. The evaluation of ESG factors is integrated as one of several aspects of the Subadvisor’s investment process and the Subadvisor does not forgo potential investments strictly based on the evaluation of ESG factors.

The Subadvisor takes a "bottom-up" investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC, the Portfolio's Subadvisor, invests substantially all of the Portfolio's investable assets in domestic securities. However, the Portfolio is permitted to invest up to 20% of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and two additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Growth Index and the S&P 500® Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter
2020, Q2	28.26%
Worst Quarter
2022, Q2	-22.10%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Portfolio.
Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor will give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Market Capitalization Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Growth Stock Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Foreign Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk.

Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Russell 3000® Index1
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index1	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%
Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Russell 1000® Growth Index2
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 1000® Growth Index2	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.13%
Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | S&P 500® Index2
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500® Index3	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Initial Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.72%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 930
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	28.26%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(22.10%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.14%
Annual Return [Percent]	oef_AnnlRtrPct	(2.27%)
Annual Return [Percent]	oef_AnnlRtrPct	32.39%
Annual Return [Percent]	oef_AnnlRtrPct	3.57%
Annual Return [Percent]	oef_AnnlRtrPct	33.64%
Annual Return [Percent]	oef_AnnlRtrPct	37.16%
Annual Return [Percent]	oef_AnnlRtrPct	24.52%
Annual Return [Percent]	oef_AnnlRtrPct	(31.16%)
Annual Return [Percent]	oef_AnnlRtrPct	43.05%
Annual Return [Percent]	oef_AnnlRtrPct	29.60%
Annual Return [Percent]	oef_AnnlRtrPct	14.35%
Performance Inception Date	oef_PerfInceptionDate	May 01, 1998
Prospectus Summary | NYLI VP Winslow Large Cap Growth Portfolio | Service Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.72%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,225
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.85%
Performance Inception Date	oef_PerfInceptionDate	Jun. 06, 2003

[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[3]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[4]	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.